Trade Receivables and Other Current Assets - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Apr. 26, 2022	Feb. 28, 2022	Dec. 31, 2021
Prepaid expenses and other current assets [line items]
Trade receivables	$ 2,602			$ 20,390
Convertible note interest percentage	2.00%
Two Milestone [Member]
Prepaid expenses and other current assets [line items]
Trade receivables	$ 1,500
Cytovia Agreement [Member]
Prepaid expenses and other current assets [line items]
Equity stake receive		$ 20,000
Cytovia Agreement [Member] | Convertible Note [Member]
Prepaid expenses and other current assets [line items]
Convertible note		20,000
Cellectis [member]
Prepaid expenses and other current assets [line items]
Trade receivables	20,000	$ 20,000
France [member]
Prepaid expenses and other current assets [line items]
Research tax credit receivables	3,300		$ 800
France [member] | Previously stated [member]
Prepaid expenses and other current assets [line items]
Research tax credit receivables	$ 7,200